General and Administrative (Details) - Schedule of general and administrative - General and Administrative [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and Administrative (Details) - Schedule of general and administrative [Line Items]
Payroll and related expenses	[1]	$ 1,534	$ 1,776	$ 1,532
Share-based payments to service providers		75	179	452
Professional services		1,151	1,071	1,213
Directors fees and insurance	[2]	404	361	320
Travel expenses		41	54	65
Rent and office maintenance		195	131	38
Other		69	124	133
Total general and administrative		$ 3,469	$ 3,696	$ 3,753

[1]	Includes share-based payment of USD 625, USD 893 and USD 905 in 2019, 2018 and 2017, respectively.
[2]	Includes share-based payment of USD 156 USD 151 and USD 164 in 2019, 2018 and 2017, respectively.